PREPAID EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Prepaid Expense, Current [Abstract]
Schedule of prepaid expenses
	February 28,	August 31,
	2018	2017
Legal and regulatory fees	$68,628	$94,573
Advertising and promotion	559,000	164,667
Rent expense	49,610	22,250
Professional fees	71,750	3,794
	$748,988	$285,284

	August 31,	August 31,
	2017	2016
Legal and regulatory fees	$94,573	$9,167
Advertising and promotion	164,667	-
Rent expense	22,250	-
Professional fees	3,794	-
Total prepaid expenses	$285,284	$9,167